Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 82,279	¥ 565,710	¥ 380,869
Staff advances	1,561	10,730	6,735
Interest receivables	1,751	12,037	17,644
Tax recoverables	61,327	421,654	376,642
Deposits	5,814	39,971	30,669
Prepayment for share repurchase plan			42,710
Loan to third parties	8,567	58,909	60,805
Other receivables	7,086	48,729	17,676
Prepaid expenses and other current assets	$ 168,385	¥ 1,157,740	¥ 933,750